Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 179,057,500.00
Total Fee Amount	24,727.84
Total Offset Amount	0.00
Net Fee	$ 24,727.84
Offering Table N/A
Offset Table N/A	N/A